The Company, basis of presentation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
The Company, basis of presentation and significant accounting policies
Schedule of inputs used to calculate the loss on net monetary position

Inputs for the calculation of losses on net monetary positions

	Argentina	Lebanon	Turkiye

Date of IAS 29 initial application	July 1, 2018	December 31, 2020	June 30, 2022
Consumer price index	National Institute of Statistics & Censuses	Central Administration of Statistics	Turkish Statistical Institute
Index at December 31, 2022	1,134.6	2,045.46	1,128.45
Calendar year increase	95%	122%	64%
Loss on net monetary position in € THOUS	39,056	121	7,384

Schedule of Company's interest in principal subsidiaries

Principal subsidiaries
Name	Country	Main activity	Ownership

Fresenius Medical Care (FMC) Argentina S.A.	Argentina	Provision of health care services	100%
		Sale of health care products
FMC Australia Pty. Ltd.	Australia	Provision of health care services	100%
		Sale of health care products
FMC Colombia S.A.	Colombia	Provision of health care services	100%
		Sale of health care products
FMC Deutschland GmbH	Germany	Sale of health care products	100%
		Production of health care products
		Research and development
FMC France S.A.S.	France	Sale of health care products	100%
FMC GmbH	Germany	Sale of health care products	100%
FMC Holdings, Inc.	USA	Provision of health care services	100%
		Sale of health care products
		Production of health care products
		Research and development
FMC Italia S.p.A.	Italy	Sale of health care products	100%
FMC Korea Ltd.	South Korea	Sale of health care products	100%
FMC Ltda.	Brazil	Sale of health care products	100%
FMC Shanghai Ltd.	China	Sale of health care products	100%
FMC (U.K.) Ltd.	United Kingdom	Provision of health care services	100%
		Sale of health care products
		Production of health care products
National Medical Care of Spain, S.A.U.	Spain	Provision of health care services	100%
NephroCare Portugal, S.A.	Portugal	Provision of health care services	100%
		Sale of health care products
JSC Fresenius SP	Russian Federation	Provision of health care services	100%
		Sale of health care products

Schedule of subsidiaries exempt from applying certain legal requirements

Companies exempt from applying certain legal requirements

Name of the company	Registered office of the company

Ärztliches Versorgungszentrum Ludwigshafen GmbH im Lusanum	Ludwigshafen am Rhein, Germany
DiZ München Nephrocare GmbH	Munich, Germany
ET Software Developments GmbH	Heidelberg, Germany
Fresenius Medical Care Beteiligungsgesellschaft mbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Data Solutions GmbH	Berlin, Germany
Fresenius Medical Care Deutschland GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Frankfurt am Main GmbH	Frankfurt am Main, Germany
Fresenius Medical Care GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Investment GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Beteiligungsgesellschaft mbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Vermögensverwaltungs GmbH & Co. KG	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Zwei Vermögensverwaltungs GmbH & Co. KG	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Ventures GmbH	Bad Homburg v. d. Höhe, Germany
Medizinisches Versorgungszentrum Berchtesgaden GmbH	Berchtesgaden, Germany
MVZ Gelsenkirchen-Buer GmbH	Gelsenkirchen, Germany
Nephrocare Ahrensburg GmbH	Ahrensburg, Germany
Nephrocare Augsburg GmbH	Augsburg, Germany
Nephrocare Berlin-Weißensee GmbH	Berlin, Germany
Nephrocare Betzdorf GmbH	Betzdorf, Germany
Nephrocare Bielefeld GmbH	Bielefeld, Germany
Nephrocare Buchholz GmbH	Buchholz, Germany
Nephrocare Daun GmbH	Daun, Germany
Nephrocare Deutschland GmbH	Bad Homburg v. d. Höhe, Germany
Nephrocare Döbeln GmbH	Döbeln, Germany
Nephrocare Dortmund GmbH	Dortmund, Germany
Nephrocare Friedberg GmbH	Friedberg, Germany
Nephrocare Grevenbroich GmbH	Grevenbroich, Germany
Nephrocare Hagen GmbH	Hagen, Germany
Nephrocare Hamburg-Altona GmbH	Hamburg, Germany
Nephrocare Hamburg-Barmbek GmbH	Hamburg, Germany
Nephrocare Hamburg-Süderelbe GmbH	Hamburg, Germany
Nephrocare Ingolstadt GmbH	Ingolstadt, Germany
Nephrocare Kaufering GmbH	Kaufering, Germany
Nephrocare Krefeld GmbH	Krefeld, Germany
Nephrocare Lahr GmbH	Lahr, Germany
Nephrocare Leverkusen GmbH	Leverkusen, Germany
Nephrocare Ludwigshafen GmbH	Ludwigshafen am Rhein, Germany
Nephrocare Mannheim GmbH	Mannheim, Germany
Nephrocare Mettmann GmbH	Mettmann, Germany
Nephrocare Mönchengladbach GmbH	Mönchengladbach, Germany
Nephrocare Mühlhausen GmbH	Mühlhausen, Germany
Nephrocare München-Ost GmbH	Munich, Germany
Nephrocare Münster GmbH	Münster, Germany
Nephrocare MVZ Aalen GmbH	Aalen, Germany
Nephrocare Oberhausen GmbH	Oberhausen, Germany
Nephrocare Papenburg GmbH	Papenburg, Germany
Nephrocare Pirmasens GmbH	Pirmasens, Germany
Nephrocare Püttlingen GmbH	Püttlingen, Germany
Nephrocare Recklinghausen GmbH	Recklinghausen, Germany
Nephrocare Rostock GmbH	Rostock, Germany
Nephrocare Salzgitter GmbH	Salzgitter, Germany
Nephrocare Schrobenhausen GmbH	Schrobenhausen, Germany
Nephrocare Schwandorf-Regenstauf GmbH	Schwandorf, Germany
Nephrocare Starnberg GmbH	Starnberg, Germany
Nephrocare Wetzlar GmbH	Wetzlar, Germany
Nephrocare Witten GmbH	Witten, Germany
Nephrologisch-Internistische Versorgung Ingolstadt GmbH	Ingolstadt, Germany
Nova Med GmbH Vertriebsgesellschaft für medizinischtechnische Geräte und Verbrauchsartikel	Bad Homburg v. d. Höhe, Germany
VIVONIC GmbH	Sailauf, Germany
Zentrum für Nieren- und Hochdruckkrankheiten Bensheim GmbH	Bensheim, Germany

Schedule of exchange rates of the U.S. dollar affecting foreign currency translation developed

Exchange rates

	December 31, 2022	December 31, 2021	2022	2021	2020
	spot exchange	spot exchange	average exchange	average exchange	average exchange
	rate in €	rate in €	rate in €	rate in €	rate in €
1 U.S. dollar	0.93756	0.88292	0.94962	0.84549	0.87550